Intangible Assets - Additional Information (Detail) - Software licenses [member] - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line Items]
Software Financing Obligation	$ 16.7	$ 19.1
Non cash portion of financial leases additions	$ 8.4	$ 15.1